Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	the Company has not adopted policies relating to the timing of option-like awards in relation to the disclosure of material nonpublic information by the Company. If the Company does determine to grant options or option-like awards in the future, it would consider adopting such a policy at that time.